other long-term assets (Details) - CAD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
other long-term assets
Pension assets	$ 234	$ 235
Unbilled customer finance receivables	552	586
Derivative assets	87	40
Deferred income taxes	77	74
Costs incurred to obtain or fulfill contracts with customers	372	370
Investments in real estate joint ventures	254	240
Investments in associates	207	198
At fair value through net income	88	78
At fair value through other comprehensive income	702	648
Prepaid maintenance	57	38
Refundable security deposits and other	170	169
Total	$ 2,800	$ 2,676